United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—34.5%
	Consumer Discretionary—3.0%
149,611	Corus Entertainment, Inc., Class B	$3,385,940
175,275	Gannett Co., Inc.	5,214,431
148,620	Garmin Ltd.	7,974,949
124,226	L Brands, Inc.	6,997,651
609,977	Regal Entertainment Group	11,223,577
181,050	Six Flags Entertainment Corp.	7,386,840
154,480	Staples, Inc.	2,099,383
	TOTAL	44,282,771
	Consumer Staples—2.9%
271,052	Altria Group, Inc.	9,828,346
38,570	Imperial Tobacco Group PLC	1,573,996
95,194	Kraft Foods Group, Inc.	5,261,372
176,750	Lorillard, Inc.	8,671,355
137,287	Philip Morris International, Inc.	11,107,891
109,115	Reynolds American, Inc.	5,546,315
	TOTAL	41,989,275
	Energy—8.6%
91,151	ARC Resources Ltd.	2,458,846
246,700	BP PLC, ADR	12,485,487
194,378	Baytex Energy Corp.	7,086,643
452,481	Bonavista Energy Corp.	6,509,548
123,380	ConocoPhillips	8,204,770
306,326	Crescent Point Energy Corp.	10,750,319
145,351	ENI S.p.A, ADR	6,968,127
119,520	HollyFrontier Corp.	5,446,526
69,905	Kinder Morgan, Inc.	2,226,474
1,349,590	Pengrowth Energy Corp.	9,092,334
191,515	Royal Dutch Shell PLC	13,955,698
414,300	Ship Finance International Ltd.	7,797,126
339,063	Total SA, ADR	22,005,189
121,860	Transocean Ltd.	5,166,864
82,979	Vermilion Energy, Inc.	4,683,634
	TOTAL	124,837,585
	Financials—4.2%
259,435	Ares Capital Corp.	4,677,613
157,716	Bank of Montreal	10,404,525
461,324	Hospitality Properties Trust	12,225,086
95,790	Mercury General Corp.	4,339,287
462,215	Old Republic International Corp.	7,192,065
428,578	Progressive Corp. Ohio	10,495,875
330,435	Sun Life Financial Services of Canada	11,449,573
	TOTAL	60,784,024
	Health Care—4.6%
276,795	AstraZeneca Group PLC, ADR	18,755,629
64,505	GlaxoSmithKline PLC, ADR	3,608,410

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
119,285	Lilly (Eli) & Co.	$7,110,579
239,170	Merck & Co., Inc.	13,630,298
405,958	PDL BioPharma, Inc.	3,479,060
483,405	Pfizer, Inc.	15,522,135
103,110	Sanofi ADR	5,345,222
	TOTAL	67,451,333
	Industrials—3.8%
170,550	BAE Systems PLC, ADR	4,715,708
109,140	Deluxe Corp.	5,509,387
678,448	Donnelley (R.R.) & Sons Co.	12,978,710
83,900	General Electric Co.	2,136,933
64,500	Lockheed Martin Corp.	10,468,350
121,480	Pitney Bowes, Inc.	3,091,666
127,766	Siemens AG, ADR	17,009,488
	TOTAL	55,910,242
	Information Technology—2.3%
78,565	CA, Inc.	2,631,927
305,517	Cisco Systems, Inc.	6,660,271
275,460	Intel Corp.	6,820,390
52,792	KLA-Tencor Corp.	3,439,399
34,350	Lexmark International, Inc.	1,447,509
179,879	Microsoft Corp.	6,891,164
101,733	Seagate Technology	5,309,445
	TOTAL	33,200,105
	Materials—0.9%
65,385	International Paper Co.	3,196,673
118,278	LyondellBasell Industries NV - Class - A	10,417,926
	TOTAL	13,614,599
	Telecommunication Services—2.4%
103,299	AT&T, Inc.	3,298,337
103,375	BCE, Inc.	4,507,150
184,850	CenturyLink, Inc.	5,778,411
544,820	Frontier Communications Corp.	2,658,721
182,423	Verizon Communications	8,679,673
222,936	Vodafone Group PLC, ADR	9,267,450
	TOTAL	34,189,742
	Utilities—1.8%
133,460	Ameren Corp.	5,393,119
35,875	DTE Energy Co.	2,574,390
176,370	National Grid PLC, ADR	12,310,626
391,422	Northland Power, Inc.	5,797,273
	TOTAL	26,075,408
	TOTAL COMMON STOCKS (IDENTIFIED COST $449,791,168)	502,335,084
	CORPORATE BONDS—2.7%
	Basic Industry - Metals & Mining—0.2%
2,000,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	2,207,500
	Basic Industry - Paper—0.0%
180,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	200,221

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Chemicals—0.2%
3,707,000		Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	$3,176,436
		Communications - Media & Cable—0.3%
4,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	4,162,600
		Communications - Telecom Wirelines—0.1%
1,675,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	2,058,454
		Communications Equipment—0.2%
5,404,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	2,892,491
		Consumer Non-Cyclical - Tobacco—0.1%
1,750,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	1,983,903
		Energy - Independent—0.2%
450,000		Petroleos Mexicanos, 6.500%, 06/02/2041	487,621
1,700,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.375%, 01/23/2045	1,809,485
		TOTAL	2,297,106
		Financial Institution - Banking—0.8%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	498,823
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	3,611,970
1,750,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	1,673,294
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	1,945,703
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 2.500%, 01/24/2019	1,105,788
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,140,128
1,500,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	1,496,537
		TOTAL	11,472,243
		Financial Institution - Brokerage—0.1%
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	613,257
1,005,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	1,057,800
450,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.500%, 5/21/2019	498,495
		TOTAL	2,169,552
		Financial Institution - Finance Noncaptive—0.0%
400,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	414,500
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,502,281
		Marine—0.1%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	856,629
		Utility - Electric—0.3%
1,800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,818,450
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	1,942,531
		TOTAL	3,760,981
		TOTAL CORPORATE BONDS (IDENTIFIED COST $36,845,414)	39,154,897
		ASSET-BACKED SECURITY—0.0%
		Auto Receivables—0.0%
400,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	403,315
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Security—0.1%
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045 (IDENTIFIED COST $2,046,664)	1,924,731
		PREFERRED STOCKS—12.6%
		Consumer Discretionary—3.2%
350,735	[1,2,3]	ANF, Issued by Royal Bank of Canada, ELN, 17.83%, 5/21/2014	12,142,446

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Consumer Discretionary—continued
277,186	[1,2]	BBY, Issued by Bank of America Corp., ELN, 0.00%, 5/23/2014	$7,836,048
121,665	[1,2]	GME, Issued By JPMorgan Chase & Co, ELN, 20.00%, 6/24/2014	4,777,785
141,539		Goodyear Tire & Rubber Co, Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	10,510,686
76,878	[1,2]	WHR, Issued by JPMorgan Chase & Co., ELN, 13.05%, 6/24/2014	11,423,302
		TOTAL	46,690,267
		Energy—0.7%
185,964	[1,2]	TSO, Issued by Royal Bank of Canada, ELN, 17.50%, 5/21/2014	9,870,969
		Financials—1.7%
2,750		Bank of America, Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	3,170,860
266,565		MetLife, Inc., Conv. Pfd., 5.00%, 3/26/2014, Annual Dividend $1.25	7,887,659
44,100		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	2,160,900
9,350		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	11,014,300
		TOTAL	24,233,719
		Industrials—2.1%
111,550		Continental Finance Trust, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	5,546,121
96,192		Stanley Black & Decker I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $5.14	10,282,925
222,684		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	14,801,805
		TOTAL	30,630,851
		Information Technology—1.8%
22,879		AAPL, Issued by Barclays Bank PLC, ELN, 9.18%, 11/25/2014	12,218,416
150,474		Unisys Corp., Conv. Pfd., 6.25%, 3/1/2014, Annual Dividend $6.25	13,956,463
		TOTAL	26,174,879
		Materials—0.4%
278,395		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	6,564,554
		Utilities—2.7%
207,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	10,543,723
156,534		Dominion Resources, Inc., Series B, Conv. Pfd., 6.00%, 7/1/2016, Annual Dividend $3.00	8,950,614
135,000		NextEra Energy, Inc., Conv. Pfd., 5.889%, 09/01/2015, Annual Dividend $2.94	7,981,200
219,000		PPL Corp., Conv. Pfd., 8.75%, 5/1/2014, Annual Dividend $4.38	11,602,620
		TOTAL	39,078,157
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $176,479,134)	183,243,396
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8 A4, 3.024%, 9/10/2045	1,473,826
2,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	1,925,425
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	844,710
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	1,366,553
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	106,610
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8 B, 3.971%, 6/10/2046	2,013,132
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	1,216,791
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	1,481,127
950,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.099%, 12/12/2049	1,077,025
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	1,071,649

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
875,000		WF-RBS Commercial Mortgage Trust 2012-C6 A4, 3.440%, 4/15/2045	$891,039
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,694,256)	13,467,887
		PURCHASED PUT Options—0.0%
350,000	[3]	Abercrombie & Fitch Co., Strike Price: $31.00; Expiration Date: 3/22/2014 (IDENTIFIED COST $393,085)	22,750
		U.S. TREASURY—0.1%
1,809,518	[4]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021 (IDENTIFIED COST $1,987,175)	1,888,232
		INVESTMENT COMPANIES—47.8%[5]
9,026,518		Emerging Markets Fixed Income Core Fund	307,018,619
1,955,503		Federated Mortgage Core Portfolio	19,242,155
40,520,666	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	40,520,666
49,151,662		High Yield Bond Portfolio	330,299,169
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $680,466,454)	697,080,609
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $1,362,103,300)[7]	1,439,520,901
		OTHER ASSETS AND LIABILITIES - NET—1.3%[8]	18,491,134
		TOTAL NET ASSETS—100%	$1,458,012,035
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Long Bonds Short Futures	74	$9,846,625	June 2014	$(127,932)
[3]United States Treasury Notes 10-Year Short Futures	650	$80,945,313	June 2014	$(387,400)
[3]United States Treasury Notes 5-Year Short Futures	310	$37,156,406	June 2014	$(104,838)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(620,170)
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,408,203 and $70,649,492, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
3/3/2014	4,633 Canadian Dollar	$4,186	$2
The average notional amount of purchased options held by the Fund throughout the period was $17,524. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $58,132,809, which represented 4.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2014, these liquid restricted securities amounted to $58,132,809, which represented 4.0% of total net assets.
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	At February 28, 2014, the cost of investments for federal tax purposes was $1,362,769,617. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) futures contracts was $76,751,284. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $96,844,073 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,092,789.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$261,541,959	$—	$—	$261,541,959
International	240,793,125	—	—	240,793,125
Preferred Stocks
Domestic	112,863,755	63,815,087	—	176,678,842
International	6,564,554	—	—	6,564,554
Debt Securities:
Corporate Bonds	—	39,154,897	—	39,154,897
Asset-Backed Security	—	403,315	—	403,315
Commercial Mortgage-Backed Security	—	1,924,731	—	1,924,731
Collateralized Mortgage Obligations	—	13,467,887	—	13,467,887
U.S. Treasury	—	1,888,232	—	1,888,232
Purchased Put Options	22,750	—	—	22,750
Investment Companies[1]	697,080,609	—	—	697,080,609
TOTAL SECURITIES	$1,318,866,752	$120,654,149	$—	$1,439,520,901
OTHER FINANCIAL INSTRUMENTS[2]	$(620,168)	$—	$—	$(620,168)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ELN – Equity-Linked Notes

Federated Unconstrained Bond Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY—5.2%
$1,000,000		U.S. Treasury Inflation Protected Note, Series A-2022, 0.125%, 1/15/2022 (IDENTIFIED COST $1,063,043)	$1,020,580
		CORPORATE BONDS—15.0%
		Banks—2.2%
200,000	[1,2]	Banco Do Brasil S.A., Series 144A, 6.25%, 12/29/2049	160,750
100,000		Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	134,800
100,000		Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	133,903
		TOTAL	429,453
		Food & Beverage—2.7%
570,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	520,125
		Metals & Mining—4.3%
200,000		AngloGold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	220,750
600,000		Cemex S.A. de C.V., Series REGS, 5.247%, 9/30/2015	623,100
		TOTAL	843,850
		Oil & Gas—1.5%
300,000		Petroleos de Venezuela, S.A., Series 2014, 4.90%, 10/28/2014	282,750
		Telecommunications—4.3%
800,000		Telecom Italia Capital SA, 5.25%, 10/1/2015	841,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,923,236)	2,917,178
		FOREIGN GOVERNMENT / AGENCIES—0.4%
		Sovereign—0.4%
1,000,000		Argentina, Government of, Note, 12/15/2035 (IDENTIFIED COST $89,500)	82,500
		PURCHASED PUT OPTIONS—0.1%
1,140,000		Barclays Bank AUD Call/NZD Put, Strike Price $1.10, Expiration Date 07/18/2014	8,650
2,700,000		BNP Paribas MXN Call/JPY Put, Strike Price $7.62, Expiration Date 3/5/2014	1,781
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $14,586)	10,431
		INVESTMENT COMPANIES—78.6%[3]
107,100		Emerging Markets Fixed Income Core Fund	3,642,803
242,930		Federated Bank Loan Core Fund	2,487,602
2,392,148	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	2,392,148
254,008		Federated Project and Trade Finance Core Fund	2,451,177
647,639		High Yield Bond Portfolio	4,352,131
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,121,861)	15,325,861
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $20,212,226)[5]	19,356,550
		OTHER ASSETS AND LIABILITIES - NET—0.7%[6]	141,876
		TOTAL NET ASSETS—100%	$19,498,426
1

At February 28, 2014, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Bonds, Long Term Short Futures	10	$1,330,625	June 2014	$(17,288)
[7]United States Treasury Bonds, Ultra Long Term Short Futures	15	$2,153,906	June 2014	$(42,807)
[7]United States Treasury Notes, 5-Year Short Futures	61	$7,311,422	June 2014	$(20,630)
[7]United States Treasury Notes, 10-Year Short Futures	44	$5,479,375	June 2014	$(26,224)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(106,949)
The average notional value of short futures contracts held by the fund throughout the period was $10,474,301. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/7/2014	12,305,920 Japanese Yen	1,600,000 Mexican Nuevo Peso	$848
3/7/2014	800,000 Mexican Nuevo Peso	6,137,360 Japanese Yen	$357
3/7/2014	800,000 Mexican Nuevo Peso	6,129,840 Japanese Yen	$357
3/28/2014	719,481 Canadian Dollar	482,000 Euro	$(4,210)
3/28/2014	825,503 Canadian Dollar	$750,000	$(4,999)
3/28/2014	400,000 Euro	$546,678	$5,435
3/28/2014	482,000 Euro	733,204 Canadian Dollar	$3,390
3/28/2014	288,000 Euro	$394,877	$2,645
3/28/2014	53,021,450 Japanese Yen	$519,040	$2,030
3/28/2014	2,784,794 Japanese Yen	$27,134	$234
3/28/2014	2,950,608 Japanese Yen	$28,827	$171
3/28/2014	2,922,804 Norwegian Krone	$485,000	$1,452
3/28/2014	2,940,313 Norwegian Krone	$485,000	$4,366
3/28/2014	212,500 Turkish Lira	$94,676	$630
4/1/2014	61,442,400 Japanese Yen	$600,000	$3,840
3/7/2014	1,335,000 Mexican Nuevo Peso	10,236,046 Japanese Yen	$(34)
3/7/2014	1,600,000 Mexican Nuevo Peso	12,305,920 Japanese Yen	$(514)
3/7/2014	6,137,360 Japanese Yen	800,000 Mexican Nuevo Peso	$(371)
3/7/2014	6,129,840 Japanese Yen	800,000 Mexican Nuevo Peso	$(297)
3/28/2014	482,000 Euro	719,481 Canadian Dollar	$(11,767)
3/28/2014	55,236,060 Japanese Yen	$540,000	$(2,833)
3/28/2014	58,693,700 Japanese Yen	$575,000	$(1,814)
3/28/2014	212,500 Turkish Lira	$95,386	$80
3/28/2014	400,000 Euro	$546,760	$(5,353)
3/28/2014	826,448 Canadian Dollar	$750,000	$4,146
3/28/2014	288,000 Euro	$396,300	$(1,222)
3/28/2014	2,933,523 Norwegian Krone	$485,000	$(3,236)
3/28/2014	2,926,054 Norwegian Krone	$485,000	$(1,993)
3/28/2014	733,204 Canadian Dollar	482,000 Euro	$203
4/1/2014	2,173,399 Norwegian Krone	403,000 Canadian Dollar	$1,994
4/1/2014	61,383,000 Japanese Yen	$600,000	$(3,256)
4/1/2014	288,000 Euro	$394,816	$(2,705)
4/1/2014	301,000 Euro	$415,517	$52
4/1/2014	36,850,177 Japanese Yen	$362,000	$(154)
4/1/2014	201,500 Canadian Dollar	1,093,530 Norwegian Krone	$140
5/2/2014	190,000 Euro	$256,886	$(5,368)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(17,756)
2

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $161,964 and $148,387, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average notional value of purchased options held by the fund throughout the period was $6,397. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net unrealized depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these liquid restricted securities amounted to $680,875, which represented 3.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2014, these liquid restricted securities amounted to $680,875, which represented 3.5% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	At February 28, 2014, the cost of investments for federal tax purposes was $19,899,911. The net unrealized depreciation for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) outstanding foreign currency commitments, and (c) futures contracts was $543,361. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $394,521 and net unrealized depreciation from investments for those securities having an excess of cost over value of $937,882.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
3

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$1,020,580	$—	$1,020,580
Corporate Bonds	—	2,917,178	—	2,917,178
Foreign Government/Agencies	—	82,500	—	82,500
Purchased Put Options	10,431	—	—	10,431
Investment Companies[1]	12,874,684	2,451,177	—	15,325,861
TOTAL SECURITIES	$12,885,115	$6,471,435	$—	$19,356,550
OTHER FINANCIAL INSTRUMENTS[2]	$(106,949)	$(17,756)	$—	$(124,705)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014